Condensed Consolidated Income Statements - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Total revenue	$ 1,443.0	$ 1,135.0	$ 2,732.0	$ 2,188.0
Cost of sales	(42.0)	(29.0)	(78.0)	(59.0)
Gross profit (loss)	1,401.0	1,106.0	2,654.0	2,129.0
Research and development	(857.0)	(691.0)	(1,695.0)	(1,341.0)
Selling, general and administrative	(343.0)	(252.0)	(660.0)	(511.0)
Disposal, restructuring and other operating expenses, net	0.0	0.0	(7.0)	0.0
Total operating expenses	(1,200.0)	(943.0)	(2,362.0)	(1,852.0)
Operating income (loss)	201.0	163.0	292.0	277.0
Income (loss) from equity investments, net	(20.0)	(16.0)	108.0	(12.0)
Interest income, net	29.0	27.0	60.0	54.0
Other non-operating income (loss), net	(2.0)	128.0	1.0	129.0
Income (loss) before income taxes	208.0	302.0	461.0	448.0
Income tax benefit (expense)	(78.0)	(64.0)	(61.0)	(80.0)
Net income (loss)	$ 130.0	$ 238.0	$ 400.0	$ 368.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in dollars per share)	$ 0.12	$ 0.22	$ 0.37	$ 0.35
Diluted (in dollars per share)	$ 0.12	$ 0.22	$ 0.37	$ 0.34
Weighted average ordinary shares outstanding
Basic (in shares)	1,069	1,060	1,068	1,059
Diluted (in shares)	1,079	1,069	1,079	1,067
Nonrelated Party
Total revenue	$ 1,019.0	$ 713.0	$ 1,920.0	$ 1,438.0
Related Party
Total revenue	$ 424.0	$ 422.0	$ 812.0	$ 750.0